Document and Entity Information	May 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends and restates the Current Report on Form 8-K filed on May 4, 2021 (the “Report”) by Kopin Corporation (the “Company”) in order to correct a clerical error in the press release attached as Exhibit 99.1 to the Report, in which a second Condensed Consolidated Statements of Operations was inadvertently included therein. No other changes are being made to the Report or to the press release attached as Exhibit 99.1 thereto.
Document Period End Date	May 04, 2021
Entity Registrant Name	KOPIN CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19882
Entity Tax Identification Number	04-2833935
Entity Address, Address Line One	125 North Drive
Entity Address, City or Town	Westborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01581
City Area Code	508
Local Phone Number	870-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000771266
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	KOPN
Security Exchange Name	NASDAQ